Goodwill and intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure Goodwill And Intangible Assets [Line Items]
Disclosure Of Intangible Assets And Goodwill Explanatory

Note 12

Goodwill and intangible assets
Introduction
UBS AG performs an impairment test on its goodwill assets

on an annual basis or when indicators of impairment exist.

UBS AG considers Asset Management,

as reported in Note 2a, as a separate cash-generating unit (a CGU), as that is the level at which the

performance of investment (and the

related goodwill) is reviewed and

assessed by management. Given
that a

significant amount

of goodwill

in Global Wealth

Management relates

to the

acquisition of

PaineWebber Group,
Inc. in 2000, which mainly affected the Americas portion

of the business, this goodwill remains separately monitored

by
the

Americas,

despite

the

formation

of

Global

Wealth

Management

in

2018.

Therefore,

goodwill

for

Global

Wealth
Management

is

separately

considered

for

impairment

at

the

level

of

two

CGUs:

Americas;

and

Switzerland

and
International (consisting of EMEA, Asia Pacific and Global).
The impairment

test is

performed for

each CGU

to which

goodwill is

allocated by

comparing the

recoverable amount
with the

carrying amount

of the

respective CGU.

UBS AG determines

the recoverable

amount of

the respective

CGUs
based on their value in use. An impairment

charge is recognized if the carrying amount exceeds the recoverable amount.
As

of

31 December

2023,

total

goodwill

recognized

on

the

balance

sheet

was

USD
6.0
bn,

of

which

USD
3.7
bn

was
carried by

the Global

Wealth Management

Americas CGU,

USD
1.2
bn was

carried by

the Global

Wealth Management
Switzerland and International CGU, and USD 1.1 bn was carried by Asset Management. Based on the impairment testing methodology described below, UBS AG

concluded that the goodwill

balances as of

31 December 2023 allocated to

these
CGUs were not impaired. For each

of the CGUs, the recoverable amount

substantially exceeded the carrying value

as of
31 December

2023

and

there

was

no

indication

of

a

significant

risk

of

goodwill

impairment

based

on

the

testing
performed as of 31 December 2023.
Methodology for goodwill impairment testing
The recoverable

amounts are

determined using

a discounted

cash flow

model, which

has been

adapted to

use inputs
that consider features of

the banking business and its

regulatory environment.

The recoverable amount of

a CGU is the
sum of

the discounted

earnings attributable

to shareholders

from the

first three

forecast years

and the

terminal value,
adjusted for the effect of the capital

assumed to be needed over the next

three years and to support growth beyond that
period. The

terminal value,

which covers

all periods

beyond the

third year,

is calculated

on the

basis of

the forecast

of
the third-year

profit, the

discount rate

and the

long-term growth

rate, as well

as the

implied perpetual

capital growth.
For

the

Global

Wealth

Management

Americas

CGU,

the

methodology

is

consistently

applied,

however,

the

forecast
period was extended from three to five years (with a

terminal value thereafter) in 2023 to provide for the CGU’s specific planning

assumptions,

namely

the

ongoing

investments

in

the

core

banking

infrastructure

in

the

US

to

enhance

the
product capabilities and offerings

in this market in the mid term. The extension

of the forecast period from three

to five
years did not trigger,

defer or avoid an impairment of goodwill as of 31

December 2023.
The

carrying

amount

for

each

CGU

is

determined

by

reference

to

UBS’s

equity

attribution

framework.

Within

this
framework,

UBS

attributes

equity

to

the

businesses

on

the

basis

of

their

risk-weighted

assets

and

leverage

ratio
denominator (both

metrics include

resource allocations

from Group

Items to the

business divisions),

their goodwill

and
their

intangible

assets,

as

well

as

attributed

equity

related

to

certain

common

equity

tier 1

deduction

items.

The
framework

is

primarily

used

for

the

purpose

of

measuring

the

performance

of

the

businesses

and

includes

certain
management assumptions. Attributed equity

is equal to

the capital a

CGU requires to

conduct its business

and is currently
considered a reasonable

approximation of the

carrying amount of

the CGUs. The

attributed equity methodology

is also
applied in the

business planning process,

the inputs from

which are used

in calculating the

recoverable amounts

of the
respective CGU.
Assumptions
Valuation

parameters

used

within

UBS AG’s

impairment

test

model are

linked

to external

market

information,

where
applicable. The

model used

to determine

the recoverable

amount is

most sensitive

to changes

in the

forecast earnings
available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied

long-term growth

rate is based

on long-term economic

growth rates for

different regions

worldwide.
Earnings available

to

shareholders

are

estimated

on

the

basis of

forecast

results,

which

are

part

of the

business

plan
approved by the Board of Directors.
The

discount

rates

are

determined

by

applying

a

capital

asset

pricing

model-based

approach,

as

well

as

considering
quantitative and qualitative inputs from both internal and external analysts and the view of management. They also take into account

regional differences

in risk-free

rates at

the level of

the individual

CGUs. In line

with discount

rates, long-
term growth rates are determined at the regional level based on nominal GDP growth rate forecasts.
Key

assumptions

used

to

determine

the

recoverable

amounts

of

each

CGU

are

tested

for

sensitivity

by

applying

a
reasonably possible change to

those assumptions. Forecast earnings available

to shareholders were changed by
20%, the
discount rates

were changed by
1.5

percentage points, and

the long-term

growth rates

were changed

by
0.75

percentage
points. Under all scenarios,

reasonably possible changes

in key assumptions did

not result in an

impairment of goodwill
or

intangible

assets

reported

by

Global

Wealth

Management

Americas,

Global

Wealth

Management

Switzerland

and
International, and Asset Management.
If the estimated earnings

and other assumptions in future periods

deviate from the current outlook,

the value of goodwill
attributable to

Global Wealth

Management Americas,

Global Wealth

Management

Switzerland and

International, and
Asset Management may become impaired in the

future, giving rise to losses

in the income statement. Recognition of any
impairment of

goodwill would

reduce IFRS

Accounting Standards

equity and

net profit.

It would

not affect

cash flows
and,

as

goodwill

is

required

to

be

deducted

from

capital

under

the

Basel III

capital

framework,

no

effect

would

be
expected on UBS AG’s capital ratios.

Discount and growth rates
Discount rates Growth rates
In % 31.12.23 31.12.22 31.12.23 31.12.22
Global Wealth Management Americas 9.5 10.5 3.8 3.8
Global Wealth Management Switzerland and International 9.5 9.4 3.4 3.6
Asset Management 9.0 9.5 3.3 3.4

USD m Goodwill Intangible assets
1
2023 2022
Historical cost
Balance at the beginning of the year 6,043 1,598 7,641 7,739
Additions 0 6 6 0
Disposals
2
(10) (30) (40) (22)
Foreign currency translation 10 28 38 (76)
Balance at the end of the year 6,043 1,602 7,645 7,641
Accumulated amortization and impairment
Balance at the beginning of the year 0 1,374 1,374 1,360
Amortization 26 26 26
Impairment / (reversal of impairment) 0 0 0 (1)
Disposals
2
0 (30) (30) 0
Foreign currency translation 0 9 9 (11)
Balance at the end of the year 0 1,379 1,379 1,374
Net book value at the end of the year 6,043 223 6,265 6,267
of which: Global Wealth Management Americas 3,712 36 3,748 3,740
of which: Global Wealth Management Switzerland and International 1,182 52 1,233 1,225
of which: Asset Management 1,149 0 1,149 1,167
of which: Investment Bank 0 135 135 135
1 Intangible assets mainly include customer relationships, contractual rights and the fully amortized branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. in 2000.

2 Reflects the derecognition of goodwill allocated to business and intangible assets held by entities that have been disposed of.

Refer to Note 29 for more information.
The table below presents estimated aggregated

amortization expenses for intangible assets.

USD m Intangible assets
Estimated aggregated amortization expenses for:
2024 27
2025 26
2026 26
2027 25
2028 19
Thereafter 98
Not amortized due to indefinite useful life 2
Total 223